Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					1/15/2015
2	Payment Date					1/20/2015
3	Collection Period				11/30/2014	12/27/2014	28
4	Monthly Interest Period-Actual				12/22/2014	1/19/2015	29
5	Monthly Interest-Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00-		—	—	—	—
7	Class A-2-A Notes	225,000,000.00	51,757,004.95	—	13,661,761.28	38,095,243.67	0.1693122
8	Class A-2-B Notes	370,000,000.00	85,111,519.22	—	22,466,007.45	62,645,511.77	0.1693122
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$571,868,524.17	$—	$36,127,768.73	$535,740,755.44

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$818,925,863.66			$782,798,094.93

14	NPV Lease Payments Receivable	590,265,127.79	170,596,138.25			154,418,260.36
15	NPV Base Residual	884,704,063.17	648,329,725.41			628,379,834.57

				Interest	Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate	Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.23000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.63000%	N/A	27,172.43	0.1207663	13,688,933.71	60.8397054
18	Class A-2-B Notes	0.41545%	0.16545%	28,484.11	0.0769841	22,494,491.56	60.7959231
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	245,000.00	0.7000000
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			376,448.20		36,504,216.93

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						14,941,809.42
22	Pull Ahead Waived Payments						7,787.50
23	Sales Proceeds - Early Terminations						13,618,314.26
24	Sales Proceeds via Customer - Scheduled Terminations						12,830,051.97
25	Security Deposits for Terminated Accounts						19,418.00
26	Excess Wear and Tear Received						122,578.13
27	Excess Mileage Charges Received						139,492.42
28	Other Recoveries Received						77,876.91

29	Subtotal: Total Collections						41,757,328.61

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						4,423.09

33	Total Available Funds, prior to Servicer Advances						41,761,751.70

34	Servicer Advance						—

35	Total Available Funds						41,761,751.70

36	Reserve Account Draw						—

37	Available for Distribution						41,761,751.70

D.	DISTRIBUTIONS

38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						682,438.22
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						376,448.20
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					40,697,865.28
51	Regular Principal Distribution Amount					36,127,768.73
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						36,127,768.73
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						4,570,096.55

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		571,868,524.17
57	Less: Aggregate Securitization Value (End of Collection Period)		(782,798,094.93)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		571,868,524.17
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(535,740,755.44)

63	Regular Principal Distribution Amount		36,127,768.73

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		782,798,094.93
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

67	Targeted Note Balance		535,740,755.44

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		41,761,751.70
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		682,438.22
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		376,448.20
74	Less: 1st Priority Principal Distribution (Item 56)		—
75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		40,697,865.28

76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		40,697,865.28

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,845.95
87	Initial Reserve Account Balance		7,374,845.95

88	Beginning Reserve Account Balance		7,374,845.95
89	Plus: Net Investment Income for the Collection Period		457.74

90	Subtotal: Reserve Fund Available for Distribution		7,375,303.69
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,375,303.69
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		457.74

95	Equals: Ending Reserve Account Balance		7,374,845.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	816	13,267,579.34
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(12,830,651.30)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(62,905.64)
101	Less: Excess Wear and Tear Received		(122,578.13)
102	Less: Excess Mileage Received		(139,492.42)

103	Current Period Net Residual Losses/(Gains)	816	111,951.85

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	5,943	(5,255,038.56)
106	Current Period Net Residual Losses (Item 101)	816	111,951.85

107	Ending Cumulative Net Residual Losses	6,759	(5,143,086.71)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.35%

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 3

G.	POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,474,969,191	782,798,095
111	Aggregate Base Residual Value			1,026,754,815	667,285,600
112	Number of Current Contracts			65,841	43,361
113	Weighted Average Lease Rate			2.61%	2.36%
114	Average Remaining Term			25.8	9.9
115	Average Original Term			38.9	39.1
116	Proportion of Base Prepayment Assumption Realized				117.84%
117	Actual Monthly Prepayment Speed				1.07%
118	Turn-in Ratio on Scheduled Terminations				90.93%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		44,860	917,646,395	818,925,864
120	Depreciation/Payments			(14,182,304)	(10,108,926)
121	Gross Credit Losses		(16)	(275,784)	(270,248)
122	Early Terminations - Regular		(644)	(13,362,225)	(12,201,243)
123	Early Terminations - Lease Pull Aheads		(23)	(292,247)	(279,773)
124	Scheduled Terminations - Purchased by Customer	1,341,633	(74)	(1,321,623)	(1,233,138)
125	Scheduled Terminations - Sold at Auction	2,562,944	(207)	(3,446,609)	(3,249,648)
126	Scheduled Terminations - Purchased by Dealer	8,932,874	(535)	(9,385,620)	(8,784,794)

127	Pool Balance - End of Period		43,361	875,379,983	782,798,095

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		42,781	772,262,378	98.65%
130	31 - 90 Days Delinquent		546	9,920,010	1.27%
131	91+ Days Delinquent		34	615,707	0.08%

132	Total		43,361	782,798,095	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			16	270,248
135	Aggregate Liquidation Proceeds on charged-off units				(121,957)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(77,877)

139	Current Period Aggregate Net Credit Losses/(Gains)			16	70,414

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			245	2,092,261
142	Current Period Net Credit Losses (Item 136)			16	70,414

143	Ending Cumulative Net Credit Losses			261	2,162,675

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.15%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				1,540
147	61 - 120 Days since Contract Maturity				101
148	121+ Days since Contract Maturity				16

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-14	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
2/20/2015	68,876,804
3/20/2015	37,630,328
4/20/2015	46,660,410
5/20/2015	52,313,042
6/20/2015	39,252,017
7/20/2015	36,873,990
8/20/2015	43,276,392
9/20/2015	51,764,102
10/20/2015	51,265,002
11/20/2015	44,276,758
12/20/2015	32,999,344
1/20/2016	26,397,662
2/20/2016	31,878,022
3/20/2016	35,291,069
4/20/2016	35,022,190
5/20/2016	18,734,900
6/20/2016	41,629,045
7/20/2016	42,191,178
8/20/2016	14,762,388
9/20/2016	8,813,692
10/20/2016	7,563,415
11/20/2016	2,711,456
12/20/2016	1,442,676
1/20/2017	1,135,554
2/20/2017	3,007,194
3/20/2017	3,623,017
4/20/2017	3,272,374
5/20/2017	134,073
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—

Total:	782,798,094.91

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month